SUBSEQUENT EVENTS (Details) - CNY (¥) ¥ in Billions	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
Disposal Group Not Discontinued Operation Gain Loss On Disposal Statement Of Income Extensible List [Not Disclosed Flag]		false
Subsequent Event
SUBSEQUENT EVENTS
Loss of disposal amounted	¥ 1.2